Segment Information - Additional Information (Detail)	6 Months Ended
Jun. 30, 2018 Segment
Segment Reporting Information [Line Items]
Number of operating segments	3
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	10.00%